Segment Information - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Number of business segments	3
Contract liabilities	₽ 4,861	₽ 4,306		₽ 3,670
Depreciation and amortization	14,286	13,409	[1]	12,216	[1]
Cost of sales [member]
Disclosure of operating segments [line items]
Depreciation and amortization	9,880	9,975		10,343
Selling and distribution expenses [member]
Disclosure of operating segments [line items]
Depreciation and amortization	3,698	2,714		1,123
Administrative and other operating expenses [member]
Disclosure of operating segments [line items]
Depreciation and amortization	₽ 708	₽ 720		₽ 750
Bottom of range [member]
Disclosure of operating segments [line items]
Concentration of risk percentage	10.00%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).